Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended	5 Months Ended
	Oct. 08, 2020	Mar. 29, 2021	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 17, 2020
Related Party Transactions (Details) [Line Items]
Issued and outstanding shares of public offering, percentage				20.00%
Loan amount		$ 1,000,000	$ 300,000
Repaid amount	$ 300,000
Working capital loans		$ 1,500,000	$ 1,500,000
Price per warrant (in Dollars per share)			$ 1.50
Rent for office space per month					$ 10,000
Borrowed amount				$ 0
Warrant purchase price (in Dollars per share)		$ 1.50
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid			$ 25,000
Issued and outstanding shares of public offering, percentage			20.00%
Purchase of additional forfeited shares 2,500,000 Business combination, description (in Shares)						2,500,000
Founder Shares [Member] | Business Acquisition [Member]
Related Party Transactions (Details) [Line Items]
Business combination, description				The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate additional shares forfeited (in Shares)						687,500
Amount of sponsor paid (in Shares)			10,062,500